Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | C000248219
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%	7.23%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	5.71%